UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F
                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010

Check here if Amendment [ ]; Amendment Number:
   This Amendment:            [ ] is a restatement
                              [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Blum Capital Partners, L.P.
Address:  909 Montgomery Street, Suite 400
          San Francisco, CA   94133

File 13F File Number:  28-4768

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gregory D. Hitchan
Title:  Partner, Chief Operating Officer, General Counsel and Secretary
Phone:  (415) 434-1111

Signature, Place, and Date of Signing:

     /s/ Gregory D. Hitchan    San Francisco, California     February 14, 2011

Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE

                                    * * * * *

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          13

Form 13F Information Table Value Total:  $1,748,751



List of Other Included Managers:               NONE




                                    * * * * *


                                    FORM 13F INFORMATION TABLE


                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AVID TECHNOLOGY, INC.               COM          05367P100  151075  8652646  SH       Sole                 8652646
CAREER EDUCATION CORPORATION        COM          141665109  330860 15960423  SH       Sole                15960423
CB RICHARD ELLIS GROUP, INC.        COM          12497t101  567934 27731141  SH       Sole                27731141
COLLECTIVE BRANDS, INC.             COM          19421W100   76760  3637913  SH       Sole                 3637913
ELECTRONICS FOR IMAGING, INC.       COM          286082102   21500  1502416  SH       Sole                 1502416
ERESEARCH TECHNOLOGY, INC.          COM          29481V108   40780  5548243  SH       Sole                 5548243
ITT EDUCATIONAL SERVICES, INC.      COM          45068b109  264133  4147160  SH       Sole                 4147160
JDA SOFTWARE GROUP, INC.            COM          46612K108   33600  1200000  SH       Sole                 1200000
MONEYGRAM INTERNATIONAL, INC.       COM          60935Y109   46615 17201223  SH       Sole                17201223
PRGX GLOBAL, INC.                   COM          69357c503   22432  3543948  SH       Sole                 3543948
SBA COMMUNICATIONS CORPORATION      COM          78388J106   89256  2180175  SH       Sole                 2180175
SEI INVESTMENTS COMPANY             COM          784117103   86154  3621434  SH       Sole                 3621434
TYLER TECHNOLOGIES, INC.            COM          902252105   17652   850274  SH       Sole                  850274